SHAREHOLDERS' EQUITY (Summary of RSU Activity) (Details) (Restricted Stock Units (RSUs) [Member])	12 Months Ended
Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2013
Granted	188,382
Vested
Forfeited	(3,167)
Outstanding as of December 31, 2013	185,215